SHAREHOLDERS' EQUITY (Details)	3 Months Ended						9 Months Ended
	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Mar. 31, 2011 USD ($) frequency	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CAD	Mar. 31, 2010 USD ($) frequency	Sep. 30, 2011 USD ($)	Sep. 30, 2011 CAD	Sep. 30, 2010 USD ($)	Sep. 30, 2010 CAD
SHAREHOLDERS' EQUITY
Amount transferred to an employee benefit trust to fund restricted share unit plan			$ 3,700,000			$ 4,000,000
Number of times per year the employee benefit trust is funded (in times per year)			1			1
Common shares outstanding at September 30, 2011 (in shares)	169,377,973	169,377,973					169,377,973	169,377,973
Employees' stock options (in shares)	8,960,551	8,960,551					8,960,551	8,960,551
Warrants (in shares)	8,600,000	8,600,000					8,600,000	8,600,000
Restricted share unit plan (in shares)	50,391	50,391					50,391	50,391
Maximum number of common shares (in shares)	186,988,915	186,988,915					186,988,915	186,988,915
Stock options granted (in shares)	27,000	27,000		116,000	116,000		2,620,785	2,620,785	2,911,080	2,911,080
Stock options granted - Weighted average exercise price (in Canadian dollars per share)		55.25			66.26			76.24		57.42
Stock options, weighted average exercised (in shares)	89,300	89,300		387,725	387,725		306,688	306,688	673,098	673,098
Cash received from exercise of stock options (in U.S. dollars)	4,600,000			17,100,000			13,500,000		26,600,000
Stock options cancelled (in shares)	24,500	24,500		143,750	143,750		116,250	116,250	196,800	196,800
Stock options cancelled - weighted-average exercise price (in Canadian dollars per share)		69.37			58.63			67.40		57.84
Changes in Common Shares outstanding
Common shares outstanding, beginning of period (in shares)			168,720,355				168,720,355	168,720,355
Common shares, beginning of period, (in U.S. dollars)			3,078,217,000				3,078,217,000
Shares issued under Employee Stock Option Plan, (in U.S. dollars)							16,972,000
Shares issued under Employee Stock Option Plan (in shares)							306,688	306,688
Shares issued under Incentive Share Purchase Plan, (in U.S. dollars)							14,238,000
Shares issued under Incentive Share Purchase Plan (in shares)							223,191	223,191
Shares issued under Dividend Reinvestment Plan, (in U.S. dollars)							8,494,000
Shares issued under Dividend Reinvestment Plan (in shares)							134,990	134,990
Restricted share unit plan, amount (in U.S. dollars)							(854,000)
Restricted share unit plan (in shares)							(7,251)	(7,251)
Common shares, end of period, (in U.S. dollars)	3,117,067,000						3,117,067,000
Common shares outstanding, end of period (in shares)	169,377,973	169,377,973					169,377,973	169,377,973
Net income per share
Net income (loss)	$ (81,614,000)			$ 121,461,000			$ 32,475,000		$ 244,153,000
Weighted average number of common shares outstanding - basic (in shares)	169,238,000	169,238,000		167,461,000	167,461,000		169,055,000	169,055,000	160,353,000	160,353,000
Add : Dilutive impact of employee stock options (in shares)				1,131,000	1,131,000		1,094,000	1,094,000	1,131,000	1,131,000
Dilutive impact of warrants (in shares)				2,040,000	2,040,000		2,447,000	2,447,000	1,811,000	1,811,000
Dilutive impact of treasury shares related to restricted share unit plan (in shares)				47,000	47,000		50,000	50,000	47,000	47,000
Weighted average number of common shares outstanding - diluted (in shares)	169,238,000	169,238,000		170,679,000	170,679,000		172,646,000	172,646,000	163,342,000	163,342,000
Net income (loss) per share - basic (in dollars per share)	$ (0.48)			$ 0.73			$ 0.19		$ 1.52
Net income (loss) per share - diluted (in dollars per share)	$ (0.48)			$ 0.71			$ 0.19		$ 1.49
Employee stock options excluded from the computation of diluted weighted average common shares (in shares)				1,033,525	1,033,525		738,321	738,321	1,033,525	1,033,525